UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Solaris Asset Management
            --------------------------------------------------------------------
Address:    598 Madison Avenue - 15th floor
            --------------------------------------------------------------------
            New York, NY 10022
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-  11942
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephen B. Wells
            --------------------------------------------------------------------
Title:      President
            --------------------------------------------------------------------
Phone:      212-582-4500
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

      Stephen B. Wells                   New York, NY               1/29/2010
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28- 11942
   ----------                 ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------

Form 13F Information Table Entry Total:     96
                                            ------------------------------

Form 13F Information Table Value Total:     $208,132
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
       28-11942
----                            ----------------------------------

Solaris Asset Management
13f
December 31, 2009

                     Column 1            Column 2           Column 3     Column 4        Column 5   Column 6    Column 7    Column 8

                                                                          Value                    Investment     Other      Voting
                  Name of Issuer          Class              Cusip       (x$1000)         Shares   Discretion   Managers   Authority
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                    Common              002824100           270         5,002      Yes          No         Sole
ADOBE SYSTEMS INC                      Common              00724F101         3,413        92,800      Yes          No         Sole
AMERICAN TOWER CORP-CL A               Common              029912201         5,738       132,800      Yes          No         Sole
APACHE CORP                            Common              037411105           213         2,064      Yes          No         Sole
APPLE INC                              Common              037833100         6,975        33,100      Yes          No         Sole
ASSET MANAGEMENT INVESTMENT CO         Common                0058065           113       109,500      Yes          No         Sole
ASTEC INDUSTRIES INC                   Common              046224101           213         7,900      Yes          No         Sole
AT CROSS CO-CL A                       Common             0227478104           279        53,256      Yes          No         Sole
BANK OF AMERICA CORP                   Common              060505104         5,269       349,900      Yes          No         Sole
BIG 5 SPORTING GOODS CORP              Common              08915P101           237        13,800      Yes          No         Sole
BIG LOTS INC                           Common              089302103           306        10,550      Yes          No         Sole
BLUE COAT SYSTEMS INC                  Common              09534T508           280         9,800      Yes          No         Sole
BRITISH AMERICAN TOBACCO               Common              110448107         3,918        60,600      Yes          No         Sole
BROADCOM CORP CL A                     Common              111320107         4,752       151,000      Yes          No         Sole
BROCADE COMMUNICATIONS SYS INC         Common              111621306           209        27,400      Yes          No         Sole
CAL-MAINE FOODS INC                    Common              128030202           310         9,100      Yes          No         Sole
CENTURY ALUMINUM COMPANY               Common              156431108           334        20,600      Yes          No         Sole
CENTURYTEL INC                         Common              156700106         3,952       109,150      Yes          No         Sole
CERNER CORP                            Common              156782104           816         9,900      Yes          No         Sole
CHEVRONTEXACO CORP                     Common              166764100           619         8,040      Yes          No         Sole
CITIGROUP INC                          Common              172967101           268        81,049      Yes          No         Sole
CLIFFS NATURAL RESOURCES INC           Common              18683K101         1,180        25,600      Yes          No         Sole
DECKERS OUTDOOR CORP                   Common              243537107           326         3,200      Yes          No         Sole
DEERE & CO                             Common              244199105           260         4,800      Yes          No         Sole
DU PONT (E.I.) DE NEMOURS              Common              263534109         5,040       149,700      Yes          No         Sole
EAST WEST BANCORP INC                  Common              27579R104           356        22,500      Yes          No         Sole
ELECTRONIC ARTS INC                    Common              285512109           406        22,892      Yes          No         Sole
EMC CORP/MASS                          Common              268648102         4,904       280,700      Yes          No         Sole
ENTERPRISE PRODUCTS PARTNERS           Common              293792107           293         9,340      Yes          No         Sole
ERTS VESTED OPTIONS                    Common              285512109           685        38,618      Yes          No         Sole
EXPEDITORS INTL WASH INC               Common              302130109         3,908       112,400      Yes          No         Sole
FIRST HORIZON NATIONAL CORP            Common              320517105         4,924       367,493      Yes          No         Sole
FPL GROUP INC                          Common              302571104         4,424        83,750      Yes          No         Sole
GAP INC                                Common              364760108         4,283       204,455      Yes          No         Sole
GENERAL ELECTRIC CO                    Common              369604103           178        11,758      Yes          No         Sole
GENWORTH FINANCIAL INC CL A            Common              37247D106         3,716       327,400      Yes          No         Sole
GRAFTECH INTERNATIONAL LTD             Common              384313102           232        14,900      Yes          No         Sole
HEALTH MGMT ASSOCIATES INC-A           Common              421933102           229        31,550      Yes          No         Sole
HUB GROUP INC                          Common              443320106           233         8,700      Yes          No         Sole
IBERIABANK CORP                        Common              450828108           239         4,450      Yes          No         Sole
ILLUMINA INC                           Common              452327109           749        24,400      Yes          No         Sole
INGERSOLL-RAND PLC                     Common              G47791101         4,789       134,000      Yes          No         Sole
INTERCONTINENTAL EXCHANGE              Common              45865V100         5,045        44,925      Yes          No         Sole
INTL BUSINESS MACHINES CORP            Common              459200101           543         4,149      Yes          No         Sole
KELLOGG CO                             Common              487836108         4,948        93,000      Yes          No         Sole
LAM RESEARCH CORP                      Common              512807108         5,685       145,000      Yes          No         Sole
LHC GROUP INC                          Common              50187A107           279         8,300      Yes          No         Sole
LIFE TECHNOLOGIES CORP                 Common              53217V109         5,326       102,000      Yes          No         Sole
LUBY'S INC                             Common              549282101           136        37,000      Yes          No         Sole
MAGELLAN MIDSTREAM PARTNERS            Common              559080106           209         4,832      Yes          No         Sole
MERCK & CO. INC.                       Common              58933Y105           492        13,477      Yes          No         Sole
METHODE ELECTRONICS INC                Common              591520200           247        28,400      Yes          No         Sole
MICRON TECHNOLOGY INC                  Common              595112103         6,037       571,700      Yes          No         Sole
MORGAN STANLEY COM NEW                 Common              617446448         4,560       154,050      Yes          No         Sole
MOTOROLA INC                           Common              620076109         4,598       592,500      Yes          No         Sole
NABORS INDUSTRIES LTD                  Common              G6359F103         4,976       227,300      Yes          No         Sole
NARA BANCORP INC                       Common              63080P105           175        15,400      Yes          No         Sole
NATIONAL OILWELL VARCO INC             Common              637071101         3,679        83,450      Yes          No         Sole
NORDSTROM INC                          Common              655664100         5,667       150,800      Yes          No         Sole
NORTHWEST NATURAL GAS CO               Common              667655104           225         5,000      Yes          No         Sole
NOVELLUS SYSTEMS INC                   Common              670008101           245        10,500      Yes          No         Sole
NYSE EURONEXT                          Common              629491101         1,497        59,177      Yes          No         Sole
OCCIDENTAL PETROLEUM CORP              Common              674599105         4,404        54,131      Yes          No         Sole
OLIN CORP                              Common              680665205           261        14,900      Yes          No         Sole
OMNIVISION TECHNOLOGIES INC            Common              682128103           258        17,800      Yes          No         Sole
PACCAR INC                             Common              693718108         3,587        98,900      Yes          No         Sole
PARTNERRE LTD                          Common              G6852T105         4,588        61,450      Yes          No         Sole
PEARSON PLC ADR                        Common              705015105         5,424       377,700      Yes          No         Sole
PHOTRONICS INC                         Common              719405102           260        58,400      Yes          No         Sole
PINNACLE ENTERTAINMENT INC             Common              723456109           176        19,600      Yes          No         Sole
POLYCOM INC                            Common              73172K104           208         8,350      Yes          No         Sole
PROSPERITY BANCSHARES                  Common              743606105           241         5,950      Yes          No         Sole
RANGE RESOURCES CORP                   Common              75281A109         4,424        88,750      Yes          No         Sole
RF MICRO DEVICES INC                   Common              749941100           273        57,200      Yes          No         Sole
ROBERT HALF INTL INC                   Common              770323103         4,988       186,600      Yes          No         Sole
SILIGAN HOLDINGS INC                   Common              827048109           703        12,150      Yes          No         Sole
SIRONA DENTAL SYSTEMS INC.             Common              82966C103           206         6,500      Yes          No         Sole
SPX CORP                               Common              784635104         5,002        91,450      Yes          No         Sole
STEVEN MADDEN LTD                      Common              556269108           270         6,550      Yes          No         Sole
STIFEL FINANCIAL CORP                  Common              860630102           234         3,950      Yes          No         Sole
TIME WARNER INC                        Common              887317303           203         6,967      Yes          No         Sole
TIME WARNER TELECOM INC CL-A           Common              87311L104           240        14,000      Yes          No         Sole
TOYOTA MOTOR CORP ADR                  Common              892331307         4,700        55,850      Yes          No         Sole
TRUEBLUE INC                           Common              89785X101           278        18,750      Yes          No         Sole
UNIVERSAL HEALTH SERVICES-B            Common              913903100         4,953       162,400      Yes          No         Sole
URSTADT BIDDLE PROPERTIES              Common              917286106           721        48,096      Yes          No         Sole
VULCAN MATERIALS CO                    Common              929160109         4,962        94,200      Yes          No         Sole
WABCO HOLDINGS INC                     Common              92927K102           276        10,700      Yes          No         Sole
WADDELL & REED FINANCIAL CL A          Common              930059100           215         7,050      Yes          No         Sole
WALGREEN CO                            Common              931422109         4,140       112,750      Yes          No         Sole
WAL-MART STORES INC                    Common              931142103         4,589        85,850      Yes          No         Sole
WALTER INDUSTRIES INC NEW              Common              93317Q105           241         3,200      Yes          No         Sole
WEATHERFORD INTL LTD                   Common              H27013103         1,580        88,200      Yes          No         Sole
WELLS FARGO & COMPANY                  Common              949746101         4,235       156,900      Yes          No         Sole
WENDYS/ARBYS GROUP INC                 Common              950587105         5,067     1,080,400      Yes          No         Sole
WESTERN DIGITAL CORP                   Common              958102105         1,815        41,100      Yes          No         Sole